EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2020	2019	2018
Net income for the year attributable to owners of the Company	54,217	54,015	51,677
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	38,515	36,586	35,746
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	39,717	37,674	36,685
BASIC EARNINGS PER SHARE	$1.41	$1.48	$1.45
DILUTED EARNINGS PER SHARE	$1.37	$1.43	$1.41

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2020	2019	2018
Shares not-deemed to be issued in respect of employee options	19,098	4,470	205,940